Schedule II - Condensed Financial Information of Registrant - Statements of (Loss) Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Net investment income									$ 84.7	$ 71.4	$ 56.8
Net realized investment gains									56.7	2.3	(27.2)
Net unrealized investment gains (losses)									80.6	(23.2)	(10.5)
Net foreign exchange (losses)									7.7	22.7	9.2
Revaluation of contingent consideration									(6.3)	9.6	48.8
Other revenue									55.1	112.7	21.7
Total revenues	$ 352.0	$ 487.4	$ 441.0	$ 439.7	$ 336.8	$ 351.7	$ 441.8	$ 327.5	1,720.1	1,457.8	1,134.1
Expenses
Other underwriting expenses									138.2	146.2	106.1
General and administrative expenses									109.8	77.9	91.9
Total expenses	506.0	498.7	430.7	318.4	482.3	386.3	292.4	273.1	1,753.8	1,434.1	1,244.0
Net (loss) attributable to Sirius Group									(47.3)	(18.1)	(150.0)
Change in carrying value of Series B preference shares									9.2	(36.4)	0.0
Less: Accrued dividends on Series A redeemable preference shares									0.0	(2.6)	(6.1)
Add: Redemption of Series A redeemable preference shares									0.0	13.8	0.0
Net (loss) attributable to Sirius Group's common shareholders	$ (137.3)	$ (2.7)	$ 6.6	$ 95.3	$ (153.6)	$ (28.0)	$ 97.8	$ 40.5	(38.1)	(43.3)	(156.1)
Registrant
Revenues
Net investment income									0.4	0.5	0.3
Net realized investment gains									0.0	0.0	0.2
Net unrealized investment gains (losses)									0.1	0.0	12.8
Net foreign exchange (losses)									0.0	0.0	(0.2)
Revaluation of contingent consideration									(5.5)	6.1	13.6
Other revenue									(18.7)	41.4	0.9
Total revenues									(23.7)	48.0	27.6
Expenses
Other underwriting expenses									0.0	0.0	(0.2)
General and administrative expenses									28.7	13.6	13.0
Total expenses									28.7	13.6	12.8
(Loss) income before equity earnings of unconsolidated affiliates, net of tax									(52.4)	34.4	14.8
Equity in earnings of unconsolidated affiliates, net of tax									5.1	(52.5)	(164.8)
Net (loss) attributable to Sirius Group									(47.3)	(18.1)	(150.0)
Change in carrying value of Series B preference shares									9.2	(36.4)	0.0
Less: Accrued dividends on Series A redeemable preference shares									0.0	(2.6)	(6.1)
Add: Redemption of Series A redeemable preference shares									0.0	13.8	0.0
Net (loss) attributable to Sirius Group's common shareholders									$ (38.1)	$ (43.3)	$ (156.1)